Shareholders' Equity (Details) - EUR (€)		1 Months Ended			6 Months Ended	12 Months Ended
	Mar. 26, 2021	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jan. 01, 2019
Disclosure of classes of share capital [line items]
Preferred share votes, percentage					60.00%	60.00%
Additional shares, authorized for issue					8,529	15,716
Increase in share premium					€ 384,086,000	€ 253,815,000	€ 89,660,000		€ 89,660,000
Shares issued					76,290	69,103
Amount paid to capital reserve					€ 305,269,000	€ 174,998,000	66,479,000	€ 32,239	€ 66,479,000
Transaction cost						503,000	€ 993,000
Decrease of share capital						763,000
Capital Contribution Amount		€ 34,084,000	€ 3,981,000	€ 3,981,000
Reduced subscribed capital						72,000
Reduce share premium						€ 763,000
Convertible loan 2019
Disclosure of classes of share capital [line items]
Loans convertible to equity, shares						6,705
Increase in share premium						€ 68,116,000
Series A Ordinary Shares
Disclosure of classes of share capital [line items]
Ordinary share, nominal value					€ 1	€ 1
Shares issued					10,934	10,934
Series B1 Ordinary Shares
Disclosure of classes of share capital [line items]
Ordinary share, nominal value					€ 1	€ 1
Loans convertible to equity, shares							271
Shares issued					14,102	14,102
Series B2 Ordinary Shares
Disclosure of classes of share capital [line items]
Ordinary share, nominal value					€ 1	€ 1
Loans convertible to equity, shares	7,187				7,187	4,853
Shares issued	7,187				22,034	14,847
Convertible loan	€ 85,900,000
Preferred B2 shares
Disclosure of classes of share capital [line items]
Increase in share premium						€ 97,305,000
Shares issued						8,142
Preferred B2 shares | Convertible loan 2019
Disclosure of classes of share capital [line items]
Loans convertible to equity, shares		6,705				14,847